Simple Agreements for Future Equity (Details Narrative) - USD ($)			3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 14, 2023	Sep. 02, 2022	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Proceeds From Simple Agreement For Future Equity							$ 3,567,000
Common or preferred stock discount							15.00%
Third Party Safes [Member]
Defined Benefit Plan Disclosure [Line Items]
Proceeds From Simple Agreement For Future Equity							$ 269,000
Common or preferred stock discount							15.00%
Fair value of SAFE liability							$ 269,000
Loss on change in fair value of SAFE liability			$ 68,582	$ 91,443
Debt instrument carrying amount	$ 456,234
Debt Conversion, Converted Instrument, Shares Issued	833
Fair value of SAFE liability							269,000
Gain Loss On Change in Fair Value of SAFE liability		$ 120,826			$ 207,570	$ 307,569
Numerator used for obtaining conversion price		$ 50,000,000
Third Party Safes [Member] | Common Class A [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	833
Alco, DNX and William Bryant [Member]
Defined Benefit Plan Disclosure [Line Items]
Proceeds From Simple Agreement For Future Equity							$ 3,567,000
Common or preferred stock discount							15.00%
Fair value of SAFE liability							$ 3,567,000
Loss on change in fair value of SAFE liability			$ 909,418	$ 1,212,557
Debt instrument carrying amount	$ 6,049,766
Debt Conversion, Converted Instrument, Shares Issued	11,039
Fair value of SAFE liability							$ 3,567,000
Gain Loss On Change in Fair Value of SAFE liability		$ 1,602,174			$ 2,752,430	$ 4,078,431
Numerator used for obtaining conversion price		$ 50,000,000
Alco, DNX and William Bryant [Member] | Common Class A [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt Conversion, Converted Instrument, Shares Issued	11,039